Deferred income tax (Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deferred income tax [Line Items]
At the beginning of year	$ 14,072	$ 18,168
Charged to net profit	4,488	(4,223)
Currency translation differences	383	127
Reclassified to assets	18,943	14,072
At end of year	18,943	14,072
At the beginning of year	(20,947)	(7,190)
Charged to net profit	(49,176)	(13,757)
Reclassified from liabilities	(70,123)	(20,947)
At end of year	(70,123)	(20,947)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	(20,947)
Charged to net profit	(49,176)
Reclassified from liabilities	(70,123)
At end of year		(20,947)
Difference in depreciation rates and other.
Disclosure of deferred income tax [Line Items]
Charged to net profit	4,720
Currency translation differences	383
At the beginning of year	(344)
At end of year		(344)
At end of year	4,759
Taxable losses.
Disclosure of deferred income tax [Line Items]
At the beginning of year	14,416
Charged to net profit	(232)
Reclassified from assets	$ 14,184
At end of year		$ 14,416